Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Going Concern
Accumulated deficit	$ (9,535)	$ (27,627)
Minimum period for which Company has sufficient capital to execute its strategic plan and fund operations	12 months